Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD
CAD in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	CAD 4,370	CAD 4,432
Company's maximum exposure to loss	4,420	4,445
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,273	3,369
Company's maximum exposure to loss	3,273	3,369
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	736	736
Company's maximum exposure to loss	786	749
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	361	327
Company's maximum exposure to loss	CAD 361	CAD 327